Revenue	12 Months Ended
Jun. 30, 2026
Revenue [Abstract]
REVENUE

16. REVENUE

	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

Revenue from contracts with customers
Project management fees – related companies	-	-	25,000,000
Project management fees – third parties	-	-	470,000
Sale of goods – third parties	235,368,000	197,320,000	32,716,647
	235,368,000	197,320,000	58,186,647

Timing of revenue recognition
Transferred at a point in time	235,368,000	197,320,000	58,186,647